Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Assets and Liabilities	The Company’s net deferred tax assets (liabilities) as of December 31, 2023 and 2022 are as follows:
	December 31, 2023	December 31, 2022
Deferred tax assets
Start-up costs	$318,746	$80,230
Net operating loss carryforwards	15,119	—
Total deferred tax assets	333,864	80,230
Valuation allowance	(333,864)	(80,230)
Deferred tax assets, net of allowance	$—	$—

Schedule of Income Tax Provision	The income tax provision for the year ended December 31, 2023 and 2022 consists of the following:
	December 31, 2023	December 31, 2022
Federal
Current	$528,809	$248,508
Deferred	(176,665)	(80,230)

State
Current	—	—
Deferred	(76,969)	—
Change in valuation allowance	253,634	80,230
Income tax provision	$528,809	$248,508

Schedule of Federal Income Tax Rate	A reconciliation of the federal income tax rate to the Company’s effective tax rate are as follows:
	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	(6.5)%	0.0%
Previous tax year adjustment	1.5%	—%
Non-deductible transaction costs	15.7%	—%
Other permanent items, net	—%	—%
Change in valuation allowance	29.2%	10.0%
Income tax provision	60.9%	31.0%